ACQUISITION OF WWE (Schedule of Supplemental Pro Forma Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Pro forma revenue	$ 2,618,567
WWE [Member]
Business Acquisition [Line Items]
Pro forma revenue		$ 2,431,670